Note 12 - Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
UNITED STATES
Property and equipment, net	$ 100	$ 60
Europe [Member]
Property and equipment, net	99	$ 106
Asia [Member]
Property and equipment, net	32
CANADA
Property and equipment, net	8	$ 21
Property and equipment, net	$ 239	$ 187